Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	SPNS
Entity Registrant Name	SAPIENS INTERNATIONAL CORP N V
Entity Central Index Key	0000885740
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock Shares Outstanding	38,679,505